Capitalized Software Development Cost	9 Months Ended
Sep. 30, 2026
Capitalized Software Development Cost
Capitalized Software Development Cost

Note 8- Capitalized Software Development Cost

During the nine months ended September 30, 2026, the Company began development of internal use software. External development costs incurred during the application development stage were capitalized in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software. The software was substantially complete and placed in service on September 1, 2026, and is being amortized on a straight-line basis over its estimated useful life of five years.

Capitalized software development costs consisted of the following:

	September 30, 2026	December 31, 2025
Beginning balance	$-	$-
Addition	251,904	-
Less: accumulated amortization	(4,198)	-
Ending balance	$247,706	$-

Amortization expense related to capitalized software development costs was $0.004 million for each of the three and nine months ended September 30, 2026 and is included in general and administrative expenses. There was no amortization expense for the three and nine months ended September 30, 2025. The expected future amortization of capitalized software development costs are as follows:

Year	Amount
2026 (remainder of the year)	$12,595
2027	50,381
2028	50,381
2029	50,381
2030	50,381
2031	33,587
Total	$247,706

No impairment was identified for the three and nine months ended September 30, 2026.